Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

Leases

The Company leases approximately 2,685 square feet of office space in Dallas Texas pursuant to an office lease with Teachers Insurance and Annuity Association of America that expires on September 30, 2028. During the period ended March 31, 2025, the Company’s rental expenses totaled approximately $35,000.

The table below shows the future lease payment obligations:

Year Ending December 31,	Amount
2025	$68,468
2026	93,136
2027	95,150
2028	72,494
2029	-
Thereafter	-
Total remaining lease payments	$329,248
Less: imputed interest	(50,693)
Present Value of remaining lease payments	$278,555

Current	$65,479
Noncurrent	$213,076

Weighted-average remaining lease term (years)	2.92
Weighted-average discount rate	10.00%

Merger Agreement

On March 10, 2025 the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with RABLBX Merger Sub Inc., a Nevada corporation and wholly owned subsidiary of the Company (“Merger Sub”) and REalloys Inc., a Nevada corporation (“REalloys”). Upon the terms and subject to the satisfaction of the conditions described in the Merger Agreement, REalloys is expected to merge with and into Merger Sub, at which time Merger Sub will cease to exist and REalloys will become a wholly-owned subsidiary of the Company (the “Merger”). At the closing of the Merger (the “Closing”), the holders of capital stock and outstanding instruments convertible into or exercisable for capital stock of REalloys will receive shares of common and preferred stock of the Company, $0.001 par value, based on an exchange ratio formula in the Merger Agreement (the “Exchange Ratio”) or as otherwise agreed to in the Merger Agreement, which is subject to adjustment in the event the parties raise capital in excess of certain thresholds. Immediately following Closing, based upon the Exchange Ratio, pre-Closing stockholders of the Company are expected to collectively retain approximately 7.3% of the post-Close aggregate common stock of the Company, par value $0.001 (the “Company Common Stock”) and holders of REalloys capital stock and instruments convertible into or exercisable for capital stock of the REalloys will receive as merger consideration common and convertible preferred stock representing approximately 92.7% of the post-Close aggregate as common of the Company. Closing of the Merger is subject to various customary closing conditions including but not limited to the Securities and Exchange Commission (“SEC”) declaring the registration statement effective, approval of REalloys initial listing application by Nasdaq, and stockholder approval. The Merger will be accounted for as a reverse merger with REalloys being the accounting acquiror.

Registration Statement

On January 31, 2025, the Company filed a registration statement on Form S-3 for the sale of up to $50,000,000 of securities. Pursuant to General Instruction I.B.6 of Form S-3, in no event will we sell securities in a primary offering with a value exceeding more than one-third of our public float in any 12-month period so long as our public float remains below $75,000,000.

9. Commitments and Contingencies

Leases

The Company leases approximately 2,685 square feet of office space in Dallas Texas pursuant to an office lease with Teachers Insurance and Annuity Association of America that expires on September 30, 2028. During the year ended December 31, 2024, the Company’s rental expenses totaled approximately $125,000.

The table below shows the future lease payment obligations:

Year Ending December 31,	Amount
2025	$91,122
2026	93,136
2027	95,150
2028	72,495
2029	-
Thereafter	-
Total remaining lease payments	$351,903
Less: imputed interest	(57,729)
Present Value of remaining lease payments	$294,174

Current	$65,389
Noncurrent	$228,785

Weighted-average remaining lease term (years)	3.17
Weighted-average discount rate	10.00%

Employee Retention Credit

The Company has applied for a tax credit under the CARES Act known as an Employee Retention Credit or “ERC” in the amount of $188,760. All tax forms are subject to audit and if audited, the Company may be denied a portion or all of the ERC applied for if the Internal Revenue Service denies some or all of the claims for the credit as the Company may not have met all of the criteria to be eligible for the credit. No income or receivable has been recorded as the Company does not yet believe that collection of the credit is probable.